Business acquisition	6 Months Ended
Jun. 30, 2022
Business Combinations [Abstract]
Business acquisition

Note 4	Business acquisition

In February 2022, Bell acquired EBOX and other related companies, which provide Internet, telephone and television services to consumers and businesses in Québec and parts of Ontario for a total cash consideration of $153 million ($139 million net of cash acquired). The acquisition of EBOX and other related companies is expected to accelerate growth in Bell's residential and small business customers. The results of the acquired companies are included in our Bell Wireline segment.

The allocation of the purchase price includes provisional estimates and has been primarily allocated to goodwill. Goodwill arises principally from expected synergies and future growth and is not deductible for tax purposes.

Operating revenues of $18 million from EBOX are included in the consolidated income statements from the date of acquisition. The transaction did not have a significant impact on our net earnings for the six months ended June 30, 2022.